Shareholders' Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Thousands					9 Months Ended	12 Months Ended
	Nov. 13, 2023	Jul. 17, 2023	Apr. 27, 2023	Apr. 20, 2022	Sep. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital requirements					$ 238,749
Number of shares issued					63,220,260,000
Number of shares outstanding						63,325,000,000
Number of treasury shares held					341,260,000	56,000,000
Dividends paid			$ 0.46
Periodic payment of dividend	$ 0.23	$ 0.23
Legal reserve					$ 358,440	$ 358,440
Amount of Mexican withholding tax					10.00%
Legal reserve [member]
Disclosure of classes of share capital [line items]
Legal reserve as a percentage of capital stock					20.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Percentage of net profit to be allocated to legal reserve					5.00%
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					20,554,697,460	20,554,697,460
Dividends paid				$ 0.44
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					488,283,894	488,283,894
Dividends paid				0.44
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					42,282,018,646	42,282,018,646
Dividends paid				$ 0.44
Capital Stock Class B [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					62,879,000,000